Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 191,441,263	$ 191,221,555
Changes in identifiable intangible assets
Increases other than from business combinations	20,085,632	39,948,508
Increase (decrease) from foreign currency translation differences	2,129,593	873,753
Amortization (1)	(18,626,857)	(22,286,241)
Dispositions and removal from service	(163,901)	(401,529)
Dispositions	(145,532)
Removal	(18,369)	(401,529)
Argentina Hyperinflation Effect	6,397	(130,899)
Decreases to be classified as held for sale (2)		(18,585,149)
Increases (decreases)	137,373	801,265
Total movements in identifiable intangible assets	3,568,237	219,708
Ending balance	195,009,500	191,441,263
Impairment losses, intangible assets other than goodwill	0	0
Easements and water rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	8,186,463	15,966,278
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	138,742	47,213
Increases (decreases) from transfers and other movements		1,550,107
Increases (decreases) from transfers		1,550,107
Decreases to be classified as held for sale (2)		(9,377,135)
Total movements in identifiable intangible assets	138,742	(7,779,815)
Ending balance	8,325,205	8,186,463
Concessions [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	62,011,030	55,400,589
Changes in identifiable intangible assets
Increases other than from business combinations		8,604,379
Increase (decrease) from foreign currency translation differences	1,174,512	720,914
Amortization (1)	(2,175,117)	(2,335,352)
Dispositions and removal from service	(1,437)	(398,799)
Removal	(1,437)	(398,799)
Increases (decreases)	(6,805,608)	19,299
Total movements in identifiable intangible assets	(7,807,650)	6,610,441
Ending balance	54,203,380	62,011,030
Patents, registered trademarks and other rights
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	890,094	1,058,035
Changes in identifiable intangible assets
Amortization (1)	(268,898)	(262,180)
Increases (decreases) from transfers and other movements	39,761	94,239
Increases (decreases) from transfers	39,761	94,239
Total movements in identifiable intangible assets	(229,137)	(167,941)
Ending balance	660,957	890,094
Software licenses [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	113,916,980	112,351,568
Changes in identifiable intangible assets
Increases other than from business combinations	20,085,632	31,344,129
Increase (decrease) from foreign currency translation differences	479,777	25,124
Amortization (1)	(16,097,225)	(19,675,792)
Increases (decreases) from transfers and other movements	(334,681)	(1,699,271)
Increases (decreases) from transfers	(334,681)	(1,699,271)
Dispositions and removal from service	(162,464)	(2,730)
Dispositions	(145,532)
Removal	(16,932)	(2,730)
Decreases to be classified as held for sale (2)		(9,208,014)
Increases (decreases)	6,944,683	781,966
Total movements in identifiable intangible assets	10,915,722	1,565,412
Ending balance	124,832,702	113,916,980
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	6,436,696	6,445,085
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	336,562	80,502
Amortization (1)	(23,529)	(12,917)
Increases (decreases) from transfers and other movements		54,925
Increases (decreases) from transfers		54,925
Argentina Hyperinflation Effect	6,397	(130,899)
Increases (decreases)	(1,702)
Total movements in identifiable intangible assets	317,728	(8,389)
Ending balance	6,754,424	$ 6,436,696
Contract Cost
Changes in identifiable intangible assets
Amortization (1)	(62,088)
Increases (decreases) from transfers and other movements	294,920
Increases (decreases) from transfers	294,920
Total movements in identifiable intangible assets	232,832
Ending balance	$ 232,832